SHARE CAPITAL	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
SHARE CAPITAL

NOTE 9. SHARE CAPITAL

Pursuant to its articles of incorporation, the Company has an unlimited number of common stock shares available for issuance with no par value. As of December 31, 2024, the Company had 20,085,119 shares of common stock outstanding and an additional 91,000 shares of common stock to be issued in connection with the exercise of warrants and options.

The following table summarizes warrant activity during the years ended December 31, 2024, 2023 and 2022.

	Number of Warrants	Weighted Average Exercise Price	Warrants Exercisable	Weighted Average Exercise Price
Outstanding December 31, 2021	1,896,071	2.46	1,896,071	2.46
Issued	–
Canceled / exercised	–
Expired	–
Outstanding December 31, 2022	1,896,071	2.46	1,896,071	2.46
Issued	–
Canceled / exercised	–
Expired	–
Outstanding December 31, 2023	1,896,071	2.46	1,896,071	2.46
Issued	–
Canceled / exercised	–
Expired	–
Outstanding December 31, 2024	1,896,071	$2.46	1,896,071	$2.46

The following tables summarizes outstanding warrants as of December 31, 2024:

	Warrants Outstanding
Range of Exercise Price	Number of Warrants	Weighted Average Exercise Price	Remaining Contractual Life (yrs)
$1.00 - $22.50	1,896,071	$2.46	7.45 – 9.13